Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 23,727	$ 1,208	$ 18,767
Trade receivables, net	14,847	756	17,576
Inventories	10,051	512	11,364
Recoverable taxes	6,038	308	5,172
Other current financial assets	805	41	737
Other current assets	2,022	103	2,041
Total current assets	57,490	2,928	55,657
Non-current assets:
Investments in other entities	10,518	536	12,540
Property, plant and equipment, net	61,942	3,155	75,827
Intangible assets, net	116,804	5,949	124,243
Deferred tax assets	8,438	430	8,012
Other non-current financial assets	2,123	108	1,277
Other non-current assets	6,472	330	8,121
Total non-current assets	206,297	10,508	230,020
TOTAL ASSETS	263,787	13,436	285,677
Current liabilities:
Bank loans and notes payable	1,382	70	2,057
Current portion of non-current debt	10,222	521	10,114
Interest payable	497	25	487
Suppliers	19,746	1,007	19,956
Accounts payables	5,904	302	11,397
Taxes payable	7,207	367	7,074
Other current financial liabilities	566	29	4,509
Total current liabilities	45,524	2,321	55,594
NON CURRENT LIABILITIES:
Bank loans and notes payable	70,201	3,575	71,189
Post-employment and other non-current employee benefits	2,652	135	3,029
Deferred tax liabilities	2,856	145	1,714
Other non-current financial liabilities	1,376	70	1,169
Provisions and other non-current liabilities	9,428	480	12,272
Total non-current liabilities	86,513	4,405	89,373
TOTAL LIABILITIES	132,037	6,726	144,967
Equity:
Common stock	2,060	105	2,060
Additional paid-in capital	45,560	2,320	45,560
Retained earnings	71,270	3,630	61,786
Other equity instruments	(1,524)	(78)	(485)
Accumulated other comprehensive income	7,578	386	13,648
Equity attributable to equity holders of the parent	124,944	6,363	122,569
Non-controlling interest in consolidated subsidiaries	6,806	347	18,141
TOTAL EQUITY	131,750	6,710	140,710
TOTAL LIABILITIES AND EQUITY	$ 263,787	$ 13,436	$ 285,677